Income Tax Expense - Major Deferred Tax Assets (Liabilities) Recognized and Movements Thereon (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	¥ 560,788	¥ 274,062
Deferred tax assets				¥ 1,065,396	¥ 563,863
Charge to profit or loss	495,874	288,051	¥ 156,659
Deferred tax liabilities				(7,535)	(3,075)
Charge (credit) to other comprehensive income	1,199	(1,325)
Deferred tax assets, net	560,788	274,062	274,062	1,057,861	560,788
Ending Balance	¥ 1,057,861	¥ 560,788	¥ 274,062
Accrued enterprise tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				85,180	45,342
Impairment loss on property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				47,293	14,322
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				36,097	8,462
Niku (Beef) Money deposit liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				374,545	184,285
Deferred revenue from area franchise fees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				11,604	13,907
Deferred revenue on Niku (Beef) Mileage customer loyalty programs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				336,780	200,915
Annual leave obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				97,579	41,070
Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				4,269	8,985
Asset retirement obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				43,359	28,306
Unrealized losses on financial assets measured fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				690
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				28,000	18,269
Deferred tax liabilities				¥ (7,535)	(2,566)
Unrealized gains on available-for-sale securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities					¥ (509)